Segment Information - Reconciliation of Revenues (Details) - USD ($) $ in Millions			3 Months Ended								12 Months Ended
	Jan. 01, 2023	Jan. 01, 2022	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenues (1)	$ 9,752	$ 5,982	$ (2,069)	$ 2,951	$ 6,702	$ 2,168	$ 1,196	$ 2,329	$ 1,626	$ 831	$ 9,752	$ 5,982	$ 3,443
Net gains (losses) on derivatives and investments	$ (832)	$ (5,367)	(4,198)	(194)	2,940	(1,566)	(1,698)	(421)	(388)	(2,839)	(3,018)	(5,346)	(6,894)
Net investment income on funds withheld assets			$ 317	$ 313	$ 364	$ 260	$ 304	$ 299	$ 294	$ 291	1,254	1,188	792
Operating Segments
Segment Reporting Information [Line Items]
Total revenues (1)											6,294	7,460	6,724
Net gains (losses) on derivatives and investments											40	153	127
Segment Reconciling Items
Segment Reporting Information [Line Items]
Fees attributed to variable annuity benefit reserves											3,077	2,854	2,509
Net gains (losses) on derivatives and investments											(873)	(5,520)	(6,582)
Net investment income on funds withheld assets											$ 1,254	$ 1,188	$ 792